                            '33 Act File No. 2-73024
                            '40 Act File No. 811-3213

     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 23, 2007

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  [X]

Post-Effective Amendment No. 100                                         [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 101                                                        [X]

                        (Check appropriate box or boxes)

                        GARTMORE VARIABLE INSURANCE TRUST

               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                 1200 RIVER ROAD
                        CONSHOHOCKEN, PENNSYLVANIA 19428
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE) (ZIP CODE)

       Registrant's Telephone Number, including Area Code: (484) 530-1300

                                          Send Copies of Communications to:
ALLAN J. OSTER, ESQ.                      BARBARA A. NUGENT, ESQ.
1200 RIVER ROAD, SUITE 1000               STRADLEY RONON STEVENS & YOUNG, LLP
CONSHOHOCKEN, PENNSYLVANIA 19428          2600 ONE COMMERCE SQUARE
(NAME AND ADDRESS OF AGENT FOR SERVICE)   PHILADELPHIA, PENNSYLVANIA 19103

It is proposed that this filing will become effective: (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b)

[X]  on May 1, 2007 pursuant to paragraph (b)

[ ]  60 days after filing pursuant to paragraph (a)(1)

[ ]  on [date] pursuant to paragraph (a)(1)

[ ]  75 days after filing pursuant to paragraph (a)(2)

[ ]  on [date] pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[X]  This  post-effective  amendment  designated  a  new  effective  date  for a previously filed post-effective amendment.

                                Explanatory Note

This  Post-Effective  Amendment  No.  100,  Amendment  No.  101 to  Registrant's
Registration  Statement on Form N-1A (the "Amendment") is being filed under Rule
485(b)(1)(iii)  and  incorporates  by reference (i) the  Prospectus for American
Funds GVIT Growth-Income Fund; (ii) the Statement of Additional  Information for
the aforementioned fund; and (iii) the Part C. This Amendment is being filed for the purposes of delaying the effectiveness of  Post-Effective  Amendment No. 99,
Amendment No. 100 until May 1, 2007.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended,  and the
Investment  Company Act of 1940, as amended,  the  Registrant  certifies that it meets  all of the  requirements  for  the  effectiveness  of  this  Registration
Statement  pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused  this  Post-Effective  Amendment  No.  100,  Amendment  No.  101 to  this
Registration Statement to be signed on its behalf by the undersigned,  thereunto duly authorized, in the City of Conshohocken,  and Commonwealth of Pennsylvania,
on this 23rd day of April, 2007.

                               GARTMORE VARIABLE INSURANCE TRUST

                               By:         /s/ Allan J. Oster
                                           ------------------------------------
                                           Allan J. Oster, Attorney-In-Fact for
                                           Registrant

PURSUANT TO THE REQUIREMENT OF THE SECURITIES ACT OF 1933,  THIS  POST-EFFECTIVE
AMENDMENT  NO. 100,  AMENDMENT  NO. 101 TO THE  REGISTRATION  STATEMENT HAS BEEN
SIGNED BELOW BY THE FOLLOWING  PERSONS IN THE  CAPACITIES  INDICATED ON THE 23RD
DAY OF APRIL, 2007.

Signature & Title
-----------------

Principal Executive Officer

JOHN H. GRADY*
-------------------------------------------
John H. Grady, Chief Executive Officer and President

Principal Accounting and Financial Officer

GERALD J. HOLLAND*
-------------------------------------------
Gerald J. Holland, Treasurer

CHARLES E. ALLEN*
-------------------------------------------
Charles E. Allen, Trustee

PAULA H. J. CHOLMONDELEY*
-------------------------------------------
Paula H. J. Cholmondeley, Trustee

C. BRENT DEVORE*
-------------------------------------------
C. Brent Devore, Trustee

PHYLLIS KAY DRYDEN*
--------------------------------------------
Phyllis Kay Dryden, Trustee

BARBARA L. HENNIGAR*
-------------------------------------------
Barbara L. Hennigar, Trustee

BARBARA I. JACOBS*
--------------------------------------------
Barbara I. Jacobs, Trustee

DOUGLAS F. KRIDLER*
-------------------------------------------
Douglas F. Kridler, Trustee

MICHAEL D. MCCARTHY*
--------------------------------------------
Michael D. McCarthy, Trustee

ARDEN L. SHISLER*
-------------------------------------------
Arden L. Shisler, Trustee

DAVID C. WETMORE*
-------------------------------------------
David C. Wetmore, Trustee and Chairman

*BY:

     /s/ Allan J. Oster
     --------------------------------------
     Allan J. Oster, Attorney-In Fact